Biological assets	12 Months Ended
Jun. 30, 2023
Biological assets
Biological assets

14. Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2023 and 2022 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2021	326	13,370	8,215	12,943	217	156	35,227
Non-current (Production)	-	-	-	11,126	200	156	11,482
Current (Consumable)	326	13,370	8,215	1,817	17	-	23,745
Balance as of June 30, 2021	326	13,370	8,215	12,943	217	156	35,227
Transfers	(1,000)	1,000	-	-	-	-	-
Purchases	-	-	-	3,738	11	-	3,749
Initial recognition and changes in the fair value of biological assets (i)	-	26,644	13,551	(647)	50	-	39,598
Decrease due to harvest	-	(77,180)	(23,276)	-	-	-	(100,456)
Sales	-	-	-	(6,644)	(22)	-	(6,666)
Consumptions	-	-	-	(30)	-	(26)	(56)
Costs for the year	5,668	42,047	12,754	5,797	-	6	66,272
Foreign exchange	(1,000)	(373)	(2,386)	(964)	-	-	(4,723)
Balance as of June 30, 2022	3,994	5,508	8,858	14,193	256	136	32,945
Non-current (Production)	-	-	-	12,718	232	136	13,086
Current (Consumable)	3,994	5,508	8,858	1,475	24	-	19,859
Balance as of June 30, 2022	3,994	5,508	8,858	14,193	256	136	32,945
Purchases	-	-	-	1,156	12	-	1,168
Transfers	(835)	835	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	4,517	(375)	(5,397)	(92)	-	(1,347)
Decrease due to harvest	-	(56,662)	(13,703)	-	-	-	(70,365)
Sales	-	-	-	(4,572)	(7)	-	(4,579)
Consumes	-	-	-	(23)	(1)	(32)	(56)
Costs for the year	4,322	48,294	11,165	5,351	-	11	69,143
Currency translation adjustment	1,414	(757)	321	112	-	-	1,090
Balance as of June 30, 2023	8,895	1,735	6,266	10,820	168	115	27,999
Non-current (Production)	-	-	-	9,044	147	114	9,305
Current (Consumable)	8,895	1,735	6,266	1,776	21	1	18,694
Balance as of June 30, 2023	8,895	1,735	6,266	10,820	168	115	27,999

(i)

Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS (5,489) and ARS (597) for the fiscal years ended June 30, 2023 and 2022, respectively. For the fiscal years ended June 30, 2023 and 2022, amounts of (ARS 3,416) and ARS 576, was attributable to price changes, and amounts of ARS (2,073) and ARS (1,173), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales from the moment of planting.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological assets. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

The fair value less estimated selling costs of agricultural produce at the point of harvest amount to ARS 70,365 and ARS 100,456 for the years ended June 30, 2023 and 2022, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

Description	Valuation technique	Parameters	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
Yields: 0.77 - 10.50 tn./ha.
Future of sale prices: 51,921 - 124,611 ARS/tn
Operating cost: 5,153 -92,749 ARS/ha
Brazil:
Yields: 101.60 tn./ha.
Future of sale prices: 43.84 BRL/tn.
Operating cost: 11.45 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
Yields: 83.43 tn/ha
Future of sale prices: 147.33 BRL/tn.
Operating cost: 85.58 BRL/tn.

As of June 30, 2023 and 2022, the better and maximum use of biological assets shall not significantly differ from the current use.

Capitalized cost of production as of June 30, 2023, 2022 and 2021 are as follows:

	06.30.2023	06.30.2022	06.30.2021

Supplies and labors	51,910	50,635	51,317
Salaries, social security costs and other personnel expenses	3,110	2,852	2,951
Depreciation and amortization	9,144	7,657	9,259
Fees and payments for services	137	170	172
Maintenance, security, cleaning, repairs and others	438	493	576
Taxes, rates and contributions	94	162	216
Leases and service charges	34	26	43
Freights	478	360	407
Travelling, library expenses and stationery	354	317	254
Other expenses	3,433	3,600	3,352
	69,132	66,272	68,547